Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 406	¥ 574	¥ 580
Interest expenses of lease liabilities	101	67	84
Finance lease cost total	507	641	664
Operating lease cost	56,020	53,013	53,405
Short-term lease cost	2,543	2,997	3,048
Variable lease cost	6,963	4,339	2,721
Sublease income	(21,019)	(9,971)	(9,512)
Total	¥ 45,014	¥ 51,019	¥ 50,326